Accounts Receivable, Net - Schedule of Accounts Receivable, Net of Allowance for Doubtful Accounts (Details)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Schedule of Accounts Receivable, Net of Allowance for Doubtful Accounts [Line Items]
Total accounts receivable, net	$ 738,418	$ 574,243	$ 514,176	$ 580,889
Within 30 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Doubtful Accounts [Line Items]
Total accounts receivable, net	128,767	100,139	427,346	521,337
Between 31 and 60 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Doubtful Accounts [Line Items]
Total accounts receivable, net	489,083	380,343	45,916	5,698
Between 61 and 90 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Doubtful Accounts [Line Items]
Total accounts receivable, net	25,205	19,601	10,563	10,405
More than 90 days [Member]
Schedule of Accounts Receivable, Net of Allowance for Doubtful Accounts [Line Items]
Total accounts receivable, net	$ 95,363	$ 74,160	$ 30,351	$ 43,449